Operating Lease (Details)			12 Months Ended
	Jun. 09, 2022	Oct. 09, 2020	Dec. 31, 2022 USD ($) m²	Jun. 30, 2022 USD ($)	Nov. 08, 2020 USD ($)
Operating Lease (Details) [Line Items]
Area of square meters			1,306.91
Lease term	41 months	60 months
Lease deposit (in Dollars) | $			$ 6,367	$ 28,963	$ 24,035
Initial Term			12 months
Minimum [Member]
Operating Lease (Details) [Line Items]
Area of square meters			1,301.01
Maximum [Member]
Operating Lease (Details) [Line Items]
Area of square meters			1,301.02
Panyu District [Member]
Operating Lease (Details) [Line Items]
Area of square meters			1,451.04
Office Space Covers [Member]
Operating Lease (Details) [Line Items]
Area of square meters			345.22